SHORT-TERM ACCRUALS (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
Accrued Liabilities Current [Line Items]
Accruals for the purchase of raw material, machines and equipment, information technology systems and development costs	₫ 5,695,041	$ 234,026,752	₫ 8,364,481
Accrued construction costs for factories and infrastructure	337,019	13,849,147	969,311
Accrued selling expenses	3,241,109	133,187,138	605,098
Accrued loan and bonds interests	398,839	16,389,521	695,011
Others	1,388,950	57,076,228	797,977
TOTAL	11,060,958	$ 454,528,786	₫ 11,431,878	[1]
Related party | V-Green
Accrued Liabilities Current [Line Items]
Accrued selling expenses related to free charging program	₫ 522,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).